Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
	December 31,
	2021	2020

Carryforward losses	$31,289	$22,168
Research and development expenses	5,203	3,644
Issuance costs	479	957
Reserves and allowances	239	190

Deferred tax assets before valuation allowance	37,210	26,959
Less - valuation allowance	(37,210)	(26,959)

Net deferred tax assets	$-	$-